Label	Element	Value
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Invesco S&P 500 Value with Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® High Momentum Value Index (the “Underlying Index”).
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption for the first two years and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	73.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of 100 stocks in the S&P 500® Index (the “Parent Index”) that have relatively high “value” and “momentum” scores. In general, a value stock tends to trade at a lower price relative to its company’s fundamentals and thus may be considered undervalued by investors and momentum is the tendency of an investment to exhibit persistence in its relative performance. A “momentum style” of investing emphasizes investing in securities that have had better recent performance compared to other securities.
In selecting constituent securities for the Underlying Index, the Index Provider first calculates the value score of each stock in the Parent Index by evaluating each stock’s: (i) book value-to-price ratio, calculated using the company’s latest book value per share divided by its price; (ii) earnings-to-price ratio, calculated using the company’s trailing 12-month earnings per share divided by its price; and (iii) sales-to-price ratio, calculated using the company’s trailing 12-month sales per share divided by its price.
The Index Provider selects the 200 securities with the highest-ranking value scores and ranks them by momentum score. A security’s momentum score is based on upward price movements of the security as compared to other eligible securities within the remaining constituent universe. The Index Provider calculates a security’s momentum score by evaluating the percentage change in the stock’s price over the last 12 months, excluding the most recent month, and applying an adjustment based on the security’s volatility over that period. After ranking the remaining constituent universe by momentum score, the Index Provider generally selects the 100 highest-ranking securities for inclusion in the Underlying Index. The component securities are weighted by value score.
As of June 30, 2024, the Underlying Index was comprised of 100 constituents with market capitalizations ranging from $8.1 billion to $877 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of April 30, 2024.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
	Period Ended	Returns
Year-to-date	June 30, 2024	7.84%
Best Quarter	June 30, 2020	18.60%
Worst Quarter	March 31, 2020	-34.25%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	7.84%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	18.60%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(34.25%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® High Momentum Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Value Investing Risk. Value securities are subject to the risk that their valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Momentum Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than the returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies and may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Non-Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.24%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.53%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	268
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 638
Invesco S&P 500 Value with Momentum ETF | Blended - S&P 500® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.86%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.21%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.89%	[3]
Invesco S&P 500 Value with Momentum ETF | S&P 500® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.86%	[4],[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.48%	[4],[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[4],[5]
Invesco S&P 500 Value with Momentum ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.29%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.69%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.03%	[4]
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	10.46%
Annual Return [Percent]	oef_AnnlRtrPct	(5.20%)
Annual Return [Percent]	oef_AnnlRtrPct	23.88%
Annual Return [Percent]	oef_AnnlRtrPct	13.98%
Annual Return [Percent]	oef_AnnlRtrPct	(8.59%)
Annual Return [Percent]	oef_AnnlRtrPct	29.40%
Annual Return [Percent]	oef_AnnlRtrPct	(3.12%)
Annual Return [Percent]	oef_AnnlRtrPct	28.84%
Annual Return [Percent]	oef_AnnlRtrPct	(2.03%)
Annual Return [Percent]	oef_AnnlRtrPct	5.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.47%
Performance Inception Date	oef_PerfInceptionDate	Jun. 16, 2011
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.86%
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.77%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2026, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[3]	The Blended-S&P 500® High Momentum Value Index reflects the performance of the RAFI® Fundamental Large Value Index, a previous underlying index, for periods prior to May 23, 2015, the Russell Top 200® Pure Value Index, the previous underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.
[4]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® High Momentum Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[5]	Prior to its commencement date of March 6, 2017, performance for the Underlying Index is not available.